Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Organization and Nature of Operations [Abstract]
U.S. treasury bills	$ 8.7	$ 9.8	$ 21.3
Cash equivalents	3.9	3.9	$ 0.7
Unrecognized stock option compensation expense	$ 3.0	$ 4.2